PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	R$ 23,458,774	R$ 22,447,490
Provision for legal proceedings	1,801,186	1,644,061	R$ 1,360,898
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	747,647	647,610	635,406
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	312,721	300,470
Legal proceedings provision, tax [member] | INSS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	98,657	97,847
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	125,723	85,965
Legal proceedings provision, tax [member] | PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	30,446	28,427
Legal proceedings provision, tax [member] | IPI [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	60,852	43,461
Legal proceedings provision, tax [member] | Income tax and social contribution [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	11,676	8,553
Legal proceedings provision, tax [member] | Others [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	107,572	82,887
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	662,052	585,034	350,769
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 391,487	R$ 411,417	R$ 374,723